Called up share capital (Narrative) (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Repurchase of treasury shares (in shares)	377
Repurchase of shares	£ (700)
Ordinary share capital
Number of shares issued (in shares)	16,998	17,359
Par value per share (in GBP per share)	£ 0.25	£ 0.25
Repurchase of shares	£ (94)